Inventories (Table)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Raw material	12,508	10,694
Production supplies	41,114	31,007
Products-in-progress	527,118	487,830
Finished product	603,036	563,497
Total	1,183,776	1,093,028

Disclosure of information about inventory reserves [Text Block]
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Raw material and supplies for production	1,865	1,934
Products-in-progress	59,858	66,122
Finished product	14,169	12,874
Total	75,892	80,930

Disclosure of movements in provisions for inventories [Text Block]

Conciliation	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Beginning balance	80,930	88,174	105,282
Increase in Lower Value (1)	(3,650)	(5,404)	(6,987)
Additional Provision Differences of Inventory (2)	330	(704)	(123)
Increase / Decrease eventual differences and others (3)	-	1,244	(6,262)
Provision Used	(1,718)	(2,380)	(3,736)
Total changes	(5,038)	(7,244)	(17,108)
Final balance	75,892	80,930	88,174

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.
(2)	Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process.
(3)	This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.